Income Taxes - Net Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2020 USD ($)
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1.0
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14.3
Switzerland And Netherlands | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 3.3